Interests In Joint Ventures - Schedule of Summary of Statement of Financial Position of Joint Venture (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets [abstract]
Current inventories	$ 71,470	$ 39,058
Other current assets	32,949	14,736
Total current assets	230,736	119,816
Total non-current assets	597,707	478,161
Current liabilities [abstract]
Other current liabilities	54,047	42,012
Total current liabilities	167,294	111,836
Total non-current liabilities	1,225,565	621,753
Joint ventures [member]
Current assets [abstract]
Cash and bank balances	17,203	29,659
Trade receivables		15
Current inventories	250	18
Other current assets	1,539	1,372
Total current assets	18,992	31,064
Total non-current assets	107,487	94,525
Current liabilities [abstract]
Financial liabilities	145
Other current liabilities	14,129	12,156
Total current liabilities	14,274	12,156
Total non-current liabilities	15,069	2,820
Net assets	$ 97,136	$ 110,613	$ 113,061